Income Taxes (Details 5) (KRW) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes
Balance at Beginning of Year	19,712	14,531	28,643
Increase (decrease)	4,640	5,181	(14,112)
Balance at End of Year	24,352	19,712	14,531